Filed pursuant to Rule 497(j)

Sterling Capital Funds
434 Fayetteville St., Suite 500
Raleigh, North Carolina 27601

May 7, 2025

VIA EDGAR

Filing Desk

Securities and Exchange Commission 100 F Street, N.E.

Washington, D.C. 20549

Re:	Sterling Capital Funds (the "Trust"): File Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"). The Trust hereby certifies that the following forms of prospectus and form of statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 158 to its Registration Statement on Form N-lA under the 1933 Act and Post-Effective Amendment No. 159 to its Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, as filed by electronic transmission on EDGAR with the SEC on May 2, 2025 and effective May 5, 2025:

(i)	Prospectus, dated May 5, 2025, relating to Class R6 of the Sterling Capital Mid Cap Relative Value Fund;

(ii)	Statement of Additional Information, dated May 5, 2025, relating to Class R6 of the Sterling Capital Mid Cap Relative Value Fund.

STERLING CAPITAL FUNDS Registrant

Isl James T. Gillespie
*James T. Gillespie President

*By:	Isl Thomas R. Hiller

Thomas R. Hiller, solely in his capacity as Attorney-in-fact,

pursuant to power of attorney filed previously